PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5       -     PROPERTY AND EQUIPMENT

A.        Comprised as follows:

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Machinery and equipment	1,703	1,705
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,771	1,773
Less - accumulated depreciation and amortization	1,733	1,730
	38	43

B.	Depreciation and amortization expenses totaled $3 thousand, $ 7 thousand, and $13 thousand, in the years ended June 30,2013 , December 31, 2012 and 2011, respectively.

NOTE 5 - PROPERTY AND EQUIPMENT

A. Comprised as follows:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Machinery and equipment	1,705	1,721
Leasehold improvements	24	22
Office furniture and equipment	44	44
	1,773	1,787
Less - accumulated depreciation and amortization	1,730	1,737
	43	50
B.	Depreciation and amortization expenses totaled $7 thousands, $ 13 thousands, and $33 thousands, in the years ended December 31, 2012, 2011 and 2010, respectively.